Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) HLS	Dec. 31, 2024 USD ($) HLS		Dec. 31, 2023 USD ($) HLS
Disclosure of operating segments [line items]
Revenue		$ 59,320	$ 59,768		$ 59,380
Profit from operations		15,405	15,487		13,966
Net finance income/(expense)		(4,465)	(5,353)		(5,102)
Exceptional share of results of associates		9	104	[1]	(35)	[1]
Income tax expense		(2,850)	(3,152)		(2,234)
Profit		8,477	7,416		$ 6,891
Segment assets (non-current)		$ 194,039	$ 183,637
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		561	576		585
Revenue		$ 59,320	$ 59,768		$ 59,380
Profit from operations		15,405	15,487		13,966
Net finance income/(expense)		(4,465)	(5,353)		(5,102)
Share of results of associates		378	329		295
Exceptional share of results of associates		9	104		(35)
Income tax expense		(2,850)	(3,152)		(2,234)
Profit		8,477	7,416		6,891
Segment assets (non-current)		194,039	183,637		195,973
Gross capex	[1]	$ 3,656	$ 3,863		$ 4,638
FTE		136,805	143,885		154,540
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		83	86		90
Revenue		$ 14,207	$ 14,655		$ 15,072
Profit from operations		3,747	4,350		3,607
Segment assets (non-current)		61,445	61,837		62,436
Gross capex	[1]	$ 391	$ 436		$ 495
FTE		15,449	16,492		17,950
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		150	150		149
Revenue		$ 17,376	$ 17,072		$ 16,348
Profit from operations		7,382	6,809		6,201
Segment assets (non-current)		73,560	66,567		74,142
Gross capex	[1]	$ 921	$ 1,164		$ 1,368
FTE		43,085	45,630		48,069
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		155	161		162
Revenue		$ 11,954	$ 12,423		$ 12,040
Profit from operations		2,909	3,012		2,838
Segment assets (non-current)		13,764	12,820		14,791
Gross capex	[1]	$ 660	$ 702		$ 830
FTE		32,931	34,639		36,267
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		93	94		90
Revenue		$ 9,502	$ 9,003		$ 8,589
Profit from operations		2,022	1,765		1,461
Segment assets (non-current)		30,845	27,951		29,302
Gross capex	[1]	$ 750	$ 668		$ 906
FTE		19,264	19,979		21,011
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		79	84		93
Revenue		$ 5,693	$ 6,196		$ 6,824
Profit from operations		1,011	1,222		1,451
Segment assets (non-current)		10,964	10,952		11,980
Gross capex	[1]	$ 307	$ 379		$ 498
FTE		20,908	21,483		24,992
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		0	0		0
Revenue		$ 588	$ 418		$ 508
Profit from operations		(1,666)	(1,671)		(1,592)
Segment assets (non-current)		3,461	3,511		3,323
Gross capex	[1]	$ 628	$ 513		$ 540
FTE		5,168	5,662		6,251

[1]	Amended to conform to the 2025 presentation.